Colleen Bathen Meyer

T +1 415 315 6366

F +1 415 315 4819

colleen.meyer@ropesgray.com

March 15, 2013

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Edward P. Bartz, Esq.

Re:	DoubleLine Equity Funds (the “Trust”), with respect to DoubleLine Equities Small Cap Growth Fund (the “Small Cap Fund”), DoubleLine Equities Growth Fund (the “Growth Fund”) and DoubleLine Equities Technology Fund (the “Technology Fund” and, together with the Small Cap Fund and the Growth Fund, the “Funds”), File Nos. 333-186042 and 811-22790

Dear Mr. Bartz:

This letter sets forth the responses of the Trust to comments of the staff (the “Staff”) of the Securities and Exchange Commission that you provided to me telephonically on March 12, 2013 regarding the Trust’s pre-effective amendment number 1 to its registration statement on Form N-1A, which was filed with the SEC on March 1, 2013. Simultaneously with the filing of this letter, the Trust is also filing via EDGAR pre-effective amendment number 2 to its registration statement (“Amendment No. 2”). Capitalized terms not defined herein shall have the same meanings ascribed to them in Amendment No. 2, and page numbers referenced herein refer to page numbers in Amendment No. 2.

PROSPECTUS

Fund Summary — DoubleLine Equities Small Cap Growth Fund

Principal Investment Strategies (Page 3)

1.	Comment: The second paragraph of this section includes the capitalization range of the Russell 2000 Growth Index as of January 31, 2013. Please change the Russell 2000 Growth Index capitalization range to the date of its last reconstitution, which was May 31, 2012.

Response: The requested change has been made.

2.	Comment: The fourth paragraph of this section states that the Small Cap Fund’s equity securities will include bonds and debentures convertible into equities. Please disclose the Small Cap Fund’s credit quality and maturity policies regarding these securities in the summary of principal investment strategies, and in the discussion of the Small Cap Fund’s principal investment strategies in the full prospectus. Also, please disclose the principal risks of these types of investments in the summary of principal risks, and in the discussion of the Small Cap Fund’s principal risks in the full prospectus.

Response: The requested changes have been made.

3.	Comment: Please confirm that derivatives will be valued for purposes of compliance with the Small Cap Fund’s 80% policy based on the mark-to-market value of derivatives, not the notional value of derivatives.

Response: The Trust has been made aware of the Staff’s position. While the Trust does not necessarily agree with the Staff’s position, the Trust confirms that it will not use the notional value of its derivative investments for purposes of determining compliance with its 80% policy for so long as the Staff’s position remains as described above. The Trust intends to use the mark-to-market value of its derivative investments for purposes of its 80% policy.

Fund Summary — DoubleLine Equities Technology Fund

Principal Investment Strategies (Page 17)

4.	Comment: The third paragraph of this section provides that the DoubleLine Equities Global Technology Fund:

typically intends to invest 30% or more of its assets in investments that are tied economically to countries outside the United States, including, for example, companies organized or located in non-U.S. countries, companies that earn a substantial portion (e.g., 25% or more) of their revenue or profits from non-U.S. markets, companies with a substantial portion of their assets or personnel located in non-U.S. markets, or companies the portfolio managers expect will achieve a substantial portion of their growth from non-U.S. markets.

Please change “typically intends” to “will invest”, “30% of its assets” to “40% of its assets”, and a “substantial portion (e.g., 25% or more)” to “a substantial portion (e.g., 50% or more)”. Please also remove the phrase “companies the portfolio managers expect will achieve a substantial portion of their growth from non-U.S. markets”.

Response: The Fund has removed the word “global” from its name. The Trust continues to evaluate its policies on the percentage of assets the Fund will invest in investments that are tied economically to countries outside the United States, and the Trust may wish to further discuss this with the Staff at a later time.

Additional Information About Principal Investment Strategies and Principal Risks

How to Buy Class I Shares — General Information (page 46)

5.	Comment: The second sentence of the second paragraph of this section states that purchase orders will be priced based on the next NAV calculated after your order is “accepted.” Please revise this sentence to state that purchase orders will be priced based on the next NAV calculated after your order is “received.” See Rule 22c-1 under the Investment Company Act.

Response: The requested change has been made.

How to Redeem Shares — Redemptions by Telephone (Page 54)

6.	Comment: The first paragraph of this section discloses that wires of redemption proceeds are subject to a $15 fee. Please disclose this fee in the table of Shareholder Fees for each Fund.

Response: The requested change has been made.

We believe that this submission fully responds to your comments. The Trust currently expects to request acceleration on or around March 18, 2013. Please feel free to call me at (415) 315-6366 or my colleague Jeremy C. Smith at (212) 596-9858 if you have any questions regarding the foregoing.

Very truly yours,

/s/ Colleen Meyer

Colleen Meyer

cc:	Ronald R. Redell
Neal Zalvan
Timothy W. Diggins
Jeremy C. Smith

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